Note 13 - Stock Option and Incentive Plan (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 19, 2013	Dec. 31, 2012
Restricted Stock [Member] | Expire Over One Year [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			1 year
Restricted Stock [Member] | Expire Over Four Years [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			4 years
Restricted Stock [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	4 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 1,000	$ 1,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			73 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 23,000	13,000	$ 64,000	$ 19,000
Excess Tax Benefit from Share-based Compensation, Financing Activities	$ 0	0	$ 0	$ 0
Employee Stock Option [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years 109 days		255 days	1 year
Excess Tax Benefit from Share-based Compensation, Financing Activities	$ 0		$ 0	$ 0
Financial Advisory Services Fees [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Notes Issued		90,000
The 2006 Stock Incentive Plan [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)					50,000,000	50,000,000	3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)					45,593,221
Restriction Period on Restricted Stock Grants, Expiration Rate, Per Quarter Over One Year			25.00%
Restriction Period On Restricted Stock Grants Expiration Rate Per Year Over Four Years	25.00%		25.00%
Options Vesting And Exercisability Rate Per Quarter Over One Year			25.00%
Term of Options			5 years
Allocated Share-based Compensation Expense	$ 68,600	$ 166,000	$ 224,000	$ 110,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 479,000		$ 514,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 0.02	$ 0.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	0	0	30,456,250	6,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	4 years 36 days		4 years 146 days	4 years 255 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 23,000	$ 13,000	$ 91,000	$ 81,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 0		$ 0	$ 0
Term of Warrants	5 years